Stockholders Equity (Tables)	12 Months Ended
Dec. 31, 2012
Stockholders Equity (Abstract)
Share Based Compensation Plans Movements
	Number	Number	Number	Balance of	Weighted-
	of	of	of	Non-	Average
	RSUs	RSUs	RSUs	Vested	Grant –
	Granted	Forfeited	Vested	RSUs	Date Fair
					Value per
2004 plan					share
December 31, 2010	872,450	(19,400)	(653,300)	199,750	$12.37
Granted June 30, 2011	12,000		12,000		$9.36
Vested during 2011		(127,250)	(127,250)		$12.20
December 31, 2011	884,450	(19,400)	(780,550)	84,500	$ 12.34
Vested during 2012	—	—	(84,500)	(84,500)	$ 12.34
Granted and vested December 31, 2012	115,550	—	(115,550)	—	$ 3.75
Forfeited shares re-issued and vested December 31, 2012	—	19,400	(19,400)	—	$ 3.75

Balance of the 2004 plan December 31, 2012	1,000,000	—	(1,000,000)	—	—

2012 plan
Granted and vested December 31, 2012 from 2012 plan	15,050	—	(15,050)	—	$ 3.75